Financial Assets and Liabilities - Summary of Expenses, Related To Lease Activities In The Consolidated Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 12,350	€ 12,312	€ 11,875
Lease interest	4,186	3,303	3,581
Total lease expenses	€ 16,536	€ 15,615	€ 15,456